Warrant Liability (Details) - Schedule of Change in Warrant Fair Value	6 Months Ended
Jun. 30, 2023 USD ($)
Schedule Of Change In Warrant Fair Value Abstract
Change in fair value of warrants exercised	$ (1,915,534)
Fair value of warrants issued as inducement	2,875,580
other changes in fair value of warrants	587,577
Day 1 Loss - FV Change in Warrant Liability	309,000
Total change in warrant fair value January 1, 2023-June 30, 2023	$ 1,856,623